CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (49,234)	$ (68,166)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	490	1,020
Net accretion of discounts on marketable securities	(1,468)	(2,023)
Stock-based compensation expense	5,295	7,632
Non-cash operating lease expense	2,051	1,714
Loss on disposal of property and equipment	99	5
Impairment of right of use asset		1,744
Impairment of assets held for sale	742
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	390	1,835
Deposits and other assets	2,390	(1,824)
Accounts payable	(1,169)	(2,870)
Accrued expenses and other current liabilities	(2,484)	(7,660)
Operating lease liabilities	(3,217)	(2,087)
Deferred revenue		(9,160)
Other long-term liabilities	111	97
Net cash used in operating activities	(46,004)	(79,743)
Cash flows from investing activities:
Purchases of property and equipment		(414)
Proceeds from sale of property and equipment	435
Purchases of marketable securities	(88,298)	(90,052)
Proceeds from maturities of marketable securities	60,460	154,610
Amounts loaned under note receivable	(7,500)
Net cash provided by (used in) investing activities	(34,903)	64,144
Cash flows from financing activities:
Cash and cash equivalents acquired in connection with the acquisition of Pionyr, net of issuance costs paid		40,030
Cash consideration paid in connection with the acquisition of Pionyr		(944)
Proceeds from issuance of common stock for underwritten registered offering, net of offering costs		37,421
Repurchase of common stock		(663)
Proceeds from exercise of stock options		136
Net cash provided by financing activities		75,980
Net increase (decrease) in cash, cash equivalents and restricted cash	(80,907)	60,381
Cash, cash equivalents and restricted cash, beginning of period	121,172	60,791
Cash, cash equivalents and restricted cash, end of period	40,265	121,172
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	39,393	119,894
Restricted cash included in deposits and other assets	872	1,278
Cash, cash equivalents and restricted cash, end of period	$ 40,265	$ 121,172